SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

On October 11, 2023, the Company elected to exercise its tenth-monthly extension to the Termination Date, which extended its deadline to complete its initial business combination from October 13, 2023 to November 13, 2023, by depositing $0.0331 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $150,000 was deposited in the Trust Account.

On November 10, 2023, the Company elected to exercise its eleventh-monthly extension to the Termination Date, which extended its deadline to complete its initial business combination from November 13, 2023 to December 13, 2023, by depositing $0.0332 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $150,000 was deposited in the Trust Account.

On December 12, 2023, the Company elected to exercise its twelfth-monthly extension to the Termination Date, which extended its deadline to complete its initial business combination from December 13, 2023 to January 13, 2024, by depositing $0.0332 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $150,000 was deposited in the Trust Account.

On January 8, 2024, the Company held a special meeting of its stockholders (the “Third Extension Special Meeting”) to approve a proposal to further amend the Trust Agreement and the Amended and Restated Certificate of Incorporation, which amendments would allow the Company to extend the date by which it must complete an initial business combination from January 13, 2024 to January 13, 2025 by way of twelve one-month extensions and would amend the amount the Sponsor (or its affiliates or permitted designees) would be required to deposit into the Trust Account in connection with each such extension from a flat fee of $150,000 per extension to a flat fee of $60,000 per extension beginning with the extension payment due on January 13, 2024. In connection with the Third Extension Special Meeting, the Company provided its public stockholders with the right to redeem their Public Shares. Holders of 2,804,919 Public Shares exercised their right to redeem those shares for cash at an approximate price of $11.23 per share, for an aggregate of approximately $31.5 million. Following the Third Extension Special Meeting, there were 4,708,560 shares issued and outstanding, consisting of (i) 1,717,663 Public Shares, (ii) 2,539,767 Founder Shares; and (iii) 451,130 shares included as part of the Private Placement Units.

NOTE 8. SUBSEQUENT EVENTS

In connection with the Company’s January 10, 2023 special meeting of its stockholders (the “Stockholders Meeting”), the Company’s stockholders approved a proposal to amend the Company’s Charter and its Trust Agreement with CSTT allowing the Company to extend the termination date (the “Termination Date”) to complete an initial business combination for an additional nine one (1) month extensions commencing January 13, 2023 until October 13, 2023 (collectively, the “Extension Amendment Proposal” and the “Trust Amendment Proposal”). As amended by the Extension Amendment Proposal and the Trust Amendment Proposal, the Company can extend the Termination Date by an additional $0.0625 per share for each one-month until October 13, 2023, unless the Closing of the Company’s initial business combination shall have occurred.

At the Stockholders Meeting, holders of 4,227,461 of the Company’s public shares of Common Stock exercised their right to redeem their shares for cash at an approximate price of $10.25 per share, for an aggregate of approximately $43.35 million. Following the payment of the redemptions, the Trust Account had a balance of approximately $60.83 million before the deposit of any extension payment to extend the Termination Date.

On January 10, 2023, in connection with approval of the Extension Amendment Proposal and the Trust Amendment Proposal, the Company elected to exercise its first one-month extension to the Termination Date, which extended its deadline to complete its initial business combination from January 13, 2023 to February 13, 2023, by depositing $0.0625 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $370,725.50, to be deposited in the Trust Account. Such funds were provided by our Sponsor or its designees pursuant to the Extension Loan described in the proxy statement dated December 28, 2022.

On January 18, 2023, the Company entered into a definitive Agreement and Plan of Merger and Business Combination Agreement (the “Openmarkets Merger Agreement”) with Openmarkets Group Pty Ltd, an Australian proprietary limited company (the “Target”), BMYG OMG Pty Ltd, an Australian proprietary limited company and Broad Capital LLC, solely in its capacity as the Company’s sponsor.

On February 16, 2023, the Company elected to exercise its second-month extension to the Termination Date, which extended its deadline to complete its initial business combination from February 13, 2023 to March 13, 2023, by depositing $0.0625 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $370,725.50, to be deposited in the Trust Account.

On March 10, 2023, the Company elected to exercise its third-month extension to the Termination Date, which extended its deadline to complete its initial business combination from March 13, 2023 to April 13, 2023, by depositing $0.0625 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $370,725.50, to be deposited in the Trust Account.